SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amount of options
Beginning balance	460,852
Granted	21,900
Exercised	33,493
Forfeited	8,375
Ending balance	440,884	460,852
Exercisable	398,350
Weighted average exercise price
Beginning balance	$ 68.78
Granted	157.22
Exercised	54.97
Forfeited	169.55
Ending balance	72.31	$ 68.78
Exercisable	$ 64.81
Weighted average remaining contractual term (in years)
Options outstanding	4 years 7 months 2 days	5 years 5 months 8 days
Exercisable as of December 31, 2022	4 years 1 month 28 days
Aggregate intrinsic value
Options outstanding	$ 26,338	$ 48,261
Exercisable	$ 26,034